2. Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Derivative Liabilities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

Beginning balance as of January 1, 2013	$-
Fair value of derivative liabilities issued	455,786
Conversion of notes payable	(282,877)
Loss on change in derivative liability	188,261
Beginning balance as of December 31, 2013	$361,170
Fair value of derivative liabilities issued	314,551
Loss on change in derivative liability	2,645,222
Ending balance as of December 31, 2014	3,320,943